CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 60,542	$ 94,915
Available for sale securities	55,661	23,324
Trade accounts receivable	7,997	210
Due from related parties	54,203	9,775
Other receivables	3,673	2,606
Inventories	2,951	1,228
Prepaid expenses and accrued income	735	545
Investment in direct financing and sales-type leases, current portion	56,870	60,160
Total current assets	242,632	192,763
Vessels and equipment	1,259,588	1,062,295
Accumulated depreciation on vessels and equipment	(218,462)	(165,465)
Vessels and equipment, net	1,041,126	896,830
Newbuildings	69,175	123,750
Investment in direct financing and sales-type leases, long-term portion	1,086,989	1,159,900
Investment in associated companies	232,891	169,838
Loans to related parties - associated companies, long-term	221,884	274,184
Loans to others, long-term	50,000	50,000
Other long-term investments	1,241	3,140
Deferred charges	23,740	25,723
Financial instruments (long-term): mark to market valuation	3,411	0
Total assets	2,973,089	2,896,128
Current liabilities
Current portion of long-term debt	157,689	150,342
Trade accounts payable	1,455	681
Due to related parties	9,227	4,421
Accrued expenses	12,576	9,370
Other current liabilities	16,571	9,334
Total current liabilities	197,518	174,148
Long-term liabilities
Long-term debt	1,673,511	1,760,122
Financial instruments (long-term): mark to market valuation	85,881	79,870
Other long-term liabilities	21,411	24,897
Total liabilities	1,978,321	2,039,037
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized at December 31, 2012 and 2011); (85,225,000 shares issued and outstanding at December 31, 2012; 79,125,000 shares issued and outstanding at December 31, 2011).	85,225	79,125
Additional paid-in capital	144,258	61,670
Contributed surplus	561,372	548,354
Accumulated other comprehensive loss	(79,421)	(62,004)
Accumulated other comprehensive loss – associated companies	(5,176)	(24,737)
Retained earnings	288,510	254,683
Total stockholders' equity	994,768	857,091
Total liabilities and stockholders' equity	$ 2,973,089	$ 2,896,128